BlueStar Israel Technology ETF
Schedule of Investments
December 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.6%
Gibraltar - 0.8%
Hotels, Restaurants & Leisure - 0.8%
888 Holdings PLC	353,487	$1,380,091

Guernsey - 6.1%
IT Services - 6.1%
Amdocs, Ltd. - ADR	150,294	10,660,353

Israel - 59.5%
Aerospace & Defense - 3.2%
Elbit Systems, Ltd.	37,347	4,917,305
RADA Electronic Industries, Ltd. - ADR (a)	68,948	672,243
Total Aerospace & Defense		5,589,548
Biotechnology - 0.8%
Kamada, Ltd. (a)	89,605	576,370
UroGen Pharma, Ltd. - ADR (a)(b)	32,603	587,505
Total Biotechnology		1,163,875
Capital Markets - 0.5%
Electreon Wireless Ltd. (a)	10,114	843,502
Communications Equipment - 3.2%
AudioCodes, Ltd. - ADR	40,886	1,126,410
BATM Advanced Communications (a)	545,462	693,706
Ceragon Networks, Ltd. - ADR (a)	179,700	499,566
Gilat Satellite Networks, Ltd.	89,029	580,975
Ituran Location and Control, Ltd. - ADR	30,362	578,396
Radware, Ltd. - ADR (a)	56,331	1,563,186
Silicom, Ltd. - ADR (a)	12,099	506,343
Total Communications Equipment		5,548,582
Diversified Financial Services - 1.5%
Plus500, Ltd.	128,778	2,553,512
Health Care Equipment & Supplies - 2.1%
Inmode Ltd. - ADR (a)	30,594	1,452,603
Nano-X Imaging Ltd. - ADR (a)(b)	51,598	2,355,965
Total Health Care Equipment & Supplies		3,808,568
Household Durables - 0.6%
Maytronics, Ltd.	70,299	1,056,203
Independent Power and Renewable Electricity Producers - 2.2%
Doral Group Renewable Energy Resources, Ltd. (a)	145,926	690,701
Energix-Renewable Energies, Ltd.	324,004	1,478,131
Enlight Renewable Energy, Ltd. (a)	826,339	1,722,906
Total Independent Power and Renewable Electricity Producers		3,891,738
Internet & Direct Marketing Retail - 2.8%
Fiverr International Ltd. - ADR (a)(b)	24,790	4,836,529
IT Services - 8.7%
Formula Systems 1985, Ltd.	12,700	1,096,718
Matrix IT, Ltd.	46,944	1,061,899
One Software Technologies Ltd.	5,120	676,995
Splitit, Ltd. (a)(b)	787,463	786,188
Wix.com, Ltd. - ADR (a)(b)	46,405	11,599,394
Total IT Services		15,221,194
Life Sciences Tools & Services - 0.7%
Compugen, Ltd. - ADR (a)(b)	100,062	1,211,751
Machinery - 2.6%
Kornit Digital, Ltd. - ADR (a)	51,813	4,618,093
Media - 0.9%
Perion Network Ltd. - ADR (a)	64,538	821,569
Tremor International Ltd. (a)	128,194	687,198
Total Media		1,508,767

Pharmaceuticals - 0.3%
Redhill Biopharma, Ltd. - ADR (a)(b)	64,590	521,887
Semiconductors & Semiconductor Equipment - 3.3%
Camtek, Ltd. - ADR (a)	43,557	954,334
Nova Measuring Instruments, Ltd. (a)	28,951	2,042,413
Tower Semiconductor, Ltd. (a)	109,949	2,852,526
Total Semiconductors & Semiconductor Equipment		5,849,273
Software - 24.9% (d)
Allot Communications, Ltd. - ADR (a)	49,108	516,616
Check Point Software Technologies, Ltd. - ADR (a)	98,201	13,051,894
CyberArk Software, Ltd. - ADR (a)(b)	51,357	8,298,778
Hilan, Ltd.	20,049	950,837
Jfrog, Ltd. - ADR (a)	85,108	5,347,336
Magic Software Enterprises, Ltd.	45,000	711,245
Nice, Ltd. (a)	49,101	13,751,854
Tufin Software Technologies Ltd. - ADR (a)(b)	57,441	716,864
Total Software		43,345,424
Technology Hardware, Storage & Peripherals - 1.2%
Nano Dimension Ltd. - ADR (a)(b)	93,078	847,010
Stratasys, Ltd. - ADR (a)(b)	61,218	1,268,437
Total Technology Hardware, Storage & Peripherals		2,115,447
Total Israel		103,683,893

Jersey - 6.8%
Health Care Equipment & Supplies - 6.8%
Novocure, Ltd. - ADR (a)(b)	68,417	11,838,878

United Kingdom - 0.8%
Software - 0.8% (d)
Sapiens International Corp. NV	46,275	1,429,529

United States - 25.6%
Biotechnology - 0.7%
89bio, Inc. (a)	23,383	569,844
BrainStorm Cell Therapeutics, Inc. (a)(b)	93,902	424,907
Pluristem Therapeutics, Inc. (a)	61,596	435,117
Total Biotechnology		1,429,868
Electric Utilities - 4.1%
Ormat Technologies, Inc.	78,242	7,146,222
Electronic Equipment, Instruments & Components - 0.3%
Powerfleet, Inc. (a)(b)	79,552	591,071
Insurance - 2.6%
Lemonade, Inc. (a)(b)	38,608	4,729,480
Semiconductors & Semiconductor Equipment - 9.1%
CEVA, Inc. (a)	29,786	1,355,263
DSP Group, Inc. (a)	38,979	646,662
SolarEdge Technologies, Inc. (a)(b)	43,185	13,781,196
Total Semiconductors & Semiconductor Equipment		15,783,121
Software - 8.8% (d)
LivePerson, Inc. (a)	87,642	5,465,608
Varonis Systems, Inc. (a)	30,819	5,042,297
Verint Systems, Inc. (a)	73,013	4,905,013
Total Software		15,412,918
Total United States		45,092,680
TOTAL COMMON STOCKS (Cost $118,824,511)		174,085,424

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 24.4%
ETFMG Sit Ultra Short ETF (e)	50,000	2,488,250
Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (c)	40,233,110	40,233,110
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $42,745,966)		42,721,360

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.01% (c)	716,169	716,169
TOTAL SHORT-TERM INVESTMENTS (Cost $716,169)		716,169

Total Investments (Cost $162,286,646) - 124.4%		217,522,953
Liabilities in Excess of Other Assets - (24.4)%		(42,607,143)
TOTAL NET ASSETS - 100.0%		$174,915,810

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of December 31, 2020.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2020.
(d)	As of December 31, 2020, the Fund had a significant portion of its assets invested in the Software Industry
(e)
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended December 31, 2020 is set forth below:

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at December 31, 2020	Dividends	Shares Held At December 31, 2020
ETFMG Sit Ultra Short ETF	$2,489,250	$-	$-	$-	$(1,000)	$2,488,250	$-	50,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2020, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of December 31, 2020, AIEQ held one fair valued security. As of December 31, 2020, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

ITEQ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$174,085,424	$-	$-	$174,085,424
Short Term Investments	716,169	-	-	716,169
ETFMG Sit Ultra Short ETF**	2,488,250	-	-	2,488,250
Investments Purchased with Securities Lending Collateral*	-	-	-	40,233,110
Total Investments in Securities	$177,289,843	$-	$-	$217,522,953

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.